CAPITAL STOCK (Details Narrative) - CAD ($)						12 Months Ended
	Oct. 31, 2022	Oct. 07, 2022	Aug. 31, 2022	Jan. 25, 2021	Jan. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Stock
Gross proceeds	$ 38,000	$ 38,000	$ 10,000	$ 739,351	$ 20,000
Stock issued	950,000	950,000	250,000	2,957,406	80,000
Common stock price	$ 0.05	$ 0.05	$ 0.05	$ 0.25	$ 0.50
Period of common stock	5 years	5 years	5 years
Fair value				$ 2,957,406
Common stock values				1,626,573
Debt settlement				$ 887,222
Common Stock description								Jackpot owned 9,997 common shares in the capital of the Company. During January 2021, Jackpot acquired 597,380 common shares of the Company at a price of $0.25 per share pursuant to a debt settlement agreement dated December 11, 2020. As of December 31, 2022, Jackpot owns 607,377 common shares in the capital of the Company representing approximately 10.5% of the Company’s issued and outstanding common shares.
Weighted average remaining contractual life for warrants outstanding						4 years 5 months 15 days	10 months 9 days